FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                            San Mateo, CA 94403-1906




December 1, 2006




Filed Via EDGAR (CIK #0001124459)
Securities and Exchange Commission
Judiciary Plaza
100 F  Street, N.E.
Washington, D.C. 20549

RE:   Franklin Global Trust (Trust)
      File Nos. 333-46996 and 811-10157


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that each forms of Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (the "Post-Effective Amendment"), which was filed electronically with the Securities and Exchange Commission on November 27, 2006 under Rule 485(b).

Sincerely,




/s/ Karen L. Skidmore
Assistant Secretary
Franklin Global Trust
and Associate General Counsel
Franklin Resources, Inc.

cc:  Bruce Leto, Esq.